Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	EVA LIVE INC.
Entity Central Index Key	0001983736
Entity Primary SIC Number	7370
Entity Tax Identification Number	88-2864075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2029 Century Park East
Entity Address, Address Line Two	Suite # 400N
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	229-5981
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	322-0626
Contact Personnel Name	Nevada Agency And Transfer Company